Stockholders Deficit (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock Issued for Services	$ 136,250
Common Stock Issued for Services (in shares)	300,000
Total Equity Transactions (in shares)		49,042,833	47,276,499	41,501,251
2016 Equity Transactions [Member]
Common Stock issued Board of Directors Compensation			$ 42,000
Common Stock issued Board of Directors Compensation (in shares)			62,000
Common stock issued per Agreement and Waiver and Agreement to Convert			$ 822,524
Common stock issued per Agreement and Waiver and Agreement to Convert (in shares)			1,790,092
Common Stock Offering			$ 7,538,000
Common Stock Offering (in shares)			3,155,000
Common Stock Award			$ 15,000
Common Stock Award (in shares)			25,000
Common Stock Award (in dollars per share)			$ 0.60
Common Stock Issued for Services			$ 136,250
Common Stock Issued for Services (in shares)			300,000
Common Stock Issued for Conversion of Debt			$ 110,789
Common Stock Issued for Conversion of Debt (in shares)			443,156
Common Stock Issued for Conversion of Debt (in dollars per share)			$ 0.25
Total Equity Transactions			$ 8,664,563
Total Equity Transactions (in shares)			5,775,248
2016 Equity Transactions [Member] | Minimum [Member]
Common Stock issued Board of Directors Compensation (in dollars per share)			$ 0.60
Common stock issued per Agreement and Waiver and Agreement to Convert (in dollars per share)			0.25
Common Stock Offering (in dollars per share)			1.00
Common Stock Issued for Services (in dollars per share)			0.25
Total Equity Transactions (in dollars per share)			0.25
2016 Equity Transactions [Member] | Maximum [Member]
Common Stock issued Board of Directors Compensation (in dollars per share)			1.00
Common stock issued per Agreement and Waiver and Agreement to Convert (in dollars per share)			0.625
Common Stock Offering (in dollars per share)			2.70
Common Stock Issued for Services (in dollars per share)			1.00
Total Equity Transactions (in dollars per share)			$ 2.65
2017 Equity Transactions [Member]
Common Stock Offering		$ 209,000
Common Stock Offering (in shares)		69,667
Common Stock Offering (in dollars per share)		$ 3.00
Commons Stock Issued per Exercise of Warrants		$ 5,000,000
Commons Stock Issued per Exercise of Warrants (in shares)		1,666,667
Commons Stock Issued per Exercise of Warrants (in dollars per share)		$ 3.00
Common Stock Issued per Exercise of Options		$ 78,000
Common Stock Issued per Exercise of Options (in shares)		30,000
Common Stock Issued per Exercise of Options (in dollars per share)		$ 2.60
Total Equity Transactions		$ 5,287,000
Total Equity Transactions (in shares)		1,766,334
2017 Equity Transactions [Member] | Minimum [Member]
Total Equity Transactions (in dollars per share)		$ 2.60
2017 Equity Transactions [Member] | Maximum [Member]
Total Equity Transactions (in dollars per share)		$ 3.00